Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Stock-based compensation	$ 6,238,000	$ 5,942,000
Tax credits	3,339,000	3,162,000
Deferred revenue	462,000	575,000
Start-up and organizational costs	275,000	276,000
Tax deductible Goodwill	404,000	88,000
Property and equipment	207,000	56,000
Other	283,000	389,000
Total deferred tax assets	11,208,000	10,488,000
Deferred tax liabilities:
Intangible Assets	(114,000)	(10,325,000)
Discount on Note Payable	0	(13,825,000)
Other	0	(89,000)
Total deferred tax liabilities	(114,000)	(24,239,000)
Net deferred tax assets, excluding net operating loss carryforwards	11,094,000	(13,751,000)
Net operating loss carryforwards	61,076,000	53,222,000
Deferred Tax Assets, Gross, Noncurrent	72,170,000	39,471,000
Less valuation allowance	(72,170,000)	(39,559,000)
Total deferred tax assets (liabilities)	$ 0	$ (88,000)